DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2024
Deposits [Abstract]
Time Deposit Maturities
Scheduled maturities of all time deposits for the next five years were as follows:

(Dollars in thousands)	Time deposits
2025	$3,054,563
2026	71,468
2027	13,786
2028	8,008
2029	4,272
Thereafter	168
Total	$3,152,265